Related party transactions - Transactions and balances during the year with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivatives	$ 284,146	$ 196,882
Loans and advances to HSBC undertakings	104,882	83,136
Prepayments, accrued income and other assets	156,866	136,571
Total assets	2,966,530	2,957,939	$ 2,984,164
Liabilities
Derivatives	285,764	191,064
Accruals, deferred income and other liabilities	133,240	114,773
Subordinated liabilities	22,290	20,487
Total liabilities	2,770,502	2,751,162
Subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings	7,421	3,397
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	52,322	64,686
Derivatives	5,380	4,187
Loans and advances to HSBC undertakings	26,765	27,142
Prepayments, accrued income and other assets	4,893	1,555
Investments in subsidiaries	167,542	163,211
Total related party assets at 31 Dec	264,323	264,178
Assets
Cash and balances with HSBC undertakings	3,210	2,590
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	52,322	51,408
Derivatives	3,801	2,811
Loans and advances to HSBC undertakings	26,765	25,108
Prepayments, accrued income and other assets	4,803	1,135
Investments in subsidiaries	167,542	163,211
Total assets	258,443	246,263
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings	314	340
Derivatives	8,318	2,872
Accruals And Deferred Income, Highest Amount During The Year	1,375	2,036
Subordinated liabilities	900	900
Total related party liabilities at 31 Dec	10,907	6,148
Liabilities
Amounts owed to HSBC undertakings	314	111
Derivatives	6,922	1,220
Accruals, deferred income and other liabilities	429	1,732
Subordinated liabilities	900	900
Total liabilities	8,565	3,963
Guarantees and commitments, highest amount during the year	17,707	16,477
Guarantees and commitments	$ 17,707	$ 13,746